Notes to the Balance Sheet - Summary of Income Tax Receivables (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Income tax Receivables [Line Items]
Income Tax Receivables	€ 1,089,078	€ 401,826